Business Combination - Reverse Recapitalization (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	May 13, 2024	Mar. 31, 2025
Business Combination Segment Allocation [Line Items]
Gross cash proceeds from SEAC trust account, net of redemptions		$ 75.7
Gross cash proceeds from PIPE Investment, net of Reduction Rights exercised	$ 254.3	254.3
Total gross cash proceeds		330.0
Less: SEAC warrant exchange payment		(12.5)
Less: SEAC transaction costs		(20.1)
Less: Lionsgate Studios transaction costs		(19.2)
Net proceeds from the Business Combination and related equity issuances per the condensed consolidated statement of equity (deficit)		278.2
Add: Transaction costs accrued and not paid, net of transaction costs previously paid		3.5
Net cash proceeds from the Business Combination and related equity issuances per the condensed consolidated statement of cash flows		$ 281.7
SEAC
Business Combination Segment Allocation [Line Items]
Issuance of common shares (in shares)	7,027,873
SEAC Public Warrants
Business Combination Segment Allocation [Line Items]
Shares issued, price per share (in dollars per share)		$ 0.5
Warrants outstanding		$ 0.0
PIPE Investors
Business Combination Segment Allocation [Line Items]
Issuance of common shares (in shares)	25,759,430	16,218,402